OTHER CURRENT ASSETS (Details) - USD ($)	Apr. 30, 2024	Oct. 31, 2023
OTHER CURRENT ASSETS
Recoverable VAT	$ 37,484	$ 38,641
Security deposit		17,716
Deferred tax assets	11,490	16,546
Other	41,359	34,605
Other current assets	$ 90,333	$ 107,508